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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment |_|;   Amendment Number: __

     This Amendment (Check only one.): |_| is a restatement.
                                       |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    The Vertical Group, L.P.
Address: 25 DeForest Avenue
         Summit, NJ 07901

Form 13F File Number: 28-10845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John E. Runnells
Title: General Partner
Phone: (908) 277-3737

Signature, Place, and Date of Signing:


 /s/ John E. Runnells   Summit, New Jersey   May 12, 2006
---------------------     [City, State]         [Date]
     [Signature]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       19

Form 13F Information Table Value Total:   $224,403
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

                                      None

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                          Form 13F INFORMATIONAL TABLE

         COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
---------------------------  --------  ---------  --------  --------------------  ----------  --------  -----------------------
                               TITLE
                                OF                  VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
       NAME OF ISSUER          CLASS     CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
---------------------------  --------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ----
Advanced Magnetics Inc.      COM       00753P103       348      9,100  SH            SOLE        N/A        9,100
Allscripts Health Solutions  COM       01988P108    11,623    634,800  SH            SOLE        N/A      634,800
Am. Med. Systems             COM       02744M108    13,607    604,754  SH            SOLE        N/A      604,754
Celgene Corporation          COM       151020104    19,899    450,000  SH            SOLE        N/A      450,000
EV3 Inc.                     COM       26928A200    49,619  2,801,724  SH            SOLE        N/A    2,801,724
Foxhollow Technologies       COM       35166A103       982     32,158  SH            SOLE        N/A       32,158
Guidant                      COM       401698105    20,072    257,136  SH            SOLE        N/A      257,136
Johnson & Johnson            COM       478160104     5,901     99,638  SH            SOLE        N/A       99,638
Kyphon                       COM       510577100    22,984    617,840  SH            SOLE        N/A      617,840
Lifecell                     COM       531927101    26,547  1,177,233  SH            SOLE        N/A    1,177,233
Lifecore Biomedical          COM       532187101    13,753  1,175,500  SH            SOLE        N/A    1,175,500
McKesson                     COM       58155Q103     1,797     34,474  SH            SOLE        N/A       34,474
Nortel Networks              COM       656568102       183     60,000  SH            SOLE        N/A       60,000
Orthologic                   COM       68750J107        44     20,000  SH            SOLE        N/A       20,000
Renovis                      COM       759885106       135      6,337  SH            SOLE        N/A        6,337
St. Jude Med Inc.            COM       790849103    14,145    345,000  SH            SOLE        N/A      345,000
Ventana Med.                 COM       92276H106    21,784    521,517  SH            SOLE        N/A      521,517
Westell Technologies Inc.    CLA       957541105        41     10,000  SH            SOLE        N/A       10,000
Zix Corp.                    COM       98974P100       940    644,010  SH            SOLE        N/A      644,010